SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)			1 Months Ended		9 Months Ended
	Jul. 11, 2019	Feb. 04, 2019	Jun. 28, 2019	Jun. 20, 2019	May 31, 2019	May 31, 2018
Statements [Line Items]
Warrants exercised (Shares)					968,770
Proceeds from issuance of equity		$ 4,160,000			$ 4,155,000	$ 19,882,000
Increase (decrease) in number of share outstanding		3,124,059
Equity issuance, Price per Share		$ 1.33
Hosken Consolidated Investments Limited [Member] | Event After Reporting Period [Member]
Statements [Line Items]
Warrants exercised (Shares)				80,000
Exercise price of warrants exercised				$ 1.70
Shares held by non-controlling interests				6,782,389
Proportion of ownership percentage			22.60%	20.05%
Proceeds from issuance of equity			$ 1,300,000
Increase (decrease) in number of share outstanding			1,111,111
Equity issuance, Price per Share			$ 1.17
Lion Battery Technologies Inc [Member] | Event After Reporting Period [Member]
Statements [Line Items]
Maximum investment in new venture	$ 4,000,000
Preferred stock price per share	$ 0.50
Preferred stock received for investment, value	$ 550,000
Preferred stock received for investment	1,100,000
Additional amount of common stock issued for investment	$ 4,000
Additional number of common stock issued for investment	400,000
Additional common stock price per share	$ 0.01
Florida International University [Member] | Event After Reporting Period [Member]
Statements [Line Items]
Amount funded to research program	$ 3,000,000
First tranche amount to be funded	1,000,000
One time fee	50,000
Three subsequent tranches amount to be funded	6,666,670
Amount earmarked for general and administrative costs and for future commercialization	$ 3,050,000